VANECK VIP EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 91.9%
Brazil : 5.2%
MercadoLibre, Inc. (USD) * 410 $ 708,898
Multiplan Empreendimentos
Imobiliarios SA * 84,000 515,853
NU Holdings Ltd. (USD) * 60,000 862,200
Rede D'Or Sao Luiz SA 144A 137,000 1,030,704
Smartfit Escola de Ginastica
e Danca SA * 160,737 594,558
3,712,213
China : 22.7%
Alibaba Group Holding Ltd.
(ADR) † 15,300 1,919,538
ANTA Sports Products Ltd.
(HKD) 38,000 371,476
BeOne Medicines Ltd.
(ADR) * 2,700 801,819
BYD Co. Ltd. (HKD) 69,000 943,322
China Resources Mixc
Lifestyle Services Ltd. (HKD)
144A 110,000 664,674
Full Truck Alliance Co. Ltd.
(ADR) 93,000 771,900
Galaxy Entertainment Group
Ltd. (HKD) 137,000 619,225
H World Group Ltd. (ADR) † 10,000 502,900
KE Holdings, Inc. (ADR) † 42,000 628,740
Kuaishou Technology (HKD)
144A 50,000 294,516
Mao Geping Cosmetics Co.
Ltd. (HKD) † 40,000 387,439
MINISO Group Holding Ltd.
(ADR) † 33,500 542,700
NetEase, Inc. (HKD) 39,000 871,447
PDD Holdings, Inc. (ADR) * 5,500 561,990
Shenzhen Inovance
Technology Co. Ltd. 72,000 707,448
TAL Education Group (ADR) * 31,000 352,470
Tencent Holdings Ltd. (HKD) 47,500 2,995,936
Wuxi Biologics Cayman, Inc.
(HKD) 144A * 106,000 455,852
Xiaomi Corp. (HKD) 144A * 161,000 665,036
Yum China Holdings, Inc.
(USD) 8,000 390,240
Zijin Mining Group Co. Ltd.
(HKD) 160,000 719,759
16,168,427
Egypt : 1.1%
Commercial International
Bank 350,000 777,422
Underline
Georgia : 1.5%
Lion Finance Group PLC
(GBP) 8,500 1,055,017
Underline
Greece : 1.9%
Eurobank SA 154,000 616,621
Piraeus Bank SA 90,000 739,441
1,356,062
Number
of Shares Value
Hungary : 1.1%
OTP Bank Nyrt 7,300 $ 782,763
Underline
India : 13.3%
Aditya Birla Capital Ltd. * 265,000 834,839
Cholamandalam Investment
and Finance Co. Ltd. 44,000 634,324
Delhivery Ltd. * 144,000 630,703
HDFC Bank Ltd. 54,900 432,062
HDFC Bank Ltd. (ADR) 41,000 1,020,080
Jio Financial Services Ltd. 279,000 667,441
KEI Industries Ltd. 14,500 619,068
Larsen & Toubro Ltd. 13,000 483,434
Lemon Tree Hotels Ltd.
144A * 404,000 434,768
Oberoi Realty Ltd. 56,500 851,694
Phoenix Mills Ltd. 55,500 885,815
PN Gadgil Jewellers Ltd. * 48,000 274,864
Reliance Industries Ltd. 120,000 1,731,438
9,500,530
Kazakhstan : 1.4%
Kaspi.kz JSC (ADR) * † 13,300 985,131
Underline
Mexico : 2.3%
BBB Foods, Inc. (USD) * † 17,500 618,975
Corp. Inmobiliaria Vesta SAB
de CV † 121,000 403,851
Regional SAB de CV 75,000 643,628
1,666,454
Peru : 1.0%
Credicorp Ltd. (USD) 2,050 695,319
Underline
Philippines : 2.0%
International Container
Terminal Services, Inc. 123,000 1,394,493
Underline
Poland : 0.5%
Diagnostyka SA 7,700 355,872
Underline
Russia : 0.0%
Sberbank of Russia PJSC *∞ 340,256 0
Underline
Saudi Arabia : 2.4%
Al Rajhi Bank 23,000 655,655
Co. for Cooperative
Insurance 11,000 378,468
Saudi National Bank 62,000 699,907
1,734,030
Singapore : 1.8%
Grab Holdings Ltd. (USD) * 157,000 574,620
Sea Ltd. (ADR) * 9,000 745,290
1,319,910
South Africa : 1.9%
Channel Vas Investments
Ltd. * 325,500 377,221
FirstRand Ltd. † 132,000 675,749
Pepkor Holdings Ltd. 144A 235,000 315,941
1,368,911
South Korea : 9.2%
HD Hyundai Electric Co. Ltd. 2,000 1,133,375
Samsung Biologics Co. Ltd.
144A * 910 932,628

VANECK VIP EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
South Korea (continued)
Samsung Electronics Co. Ltd. 3,000 $ 350,884
SK Hynix, Inc. 6,500 3,687,871
SK Square Co. Ltd. * 1,300 428,028
6,532,786
Taiwan : 18.4%
Chroma ATE, Inc. 67,000 3,214,955
Taiwan Semiconductor
Manufacturing Co. Ltd. 162,000 9,369,193
Wiwynn Corp. 5,000 538,030
13,122,178
Tanzania : 1.3%
Helios Towers PLC (GBP) * 390,000 938,914
Underline
Turkey : 1.2%
MLP Saglik Hizmetleri AS
144A * 92,000 888,601
Underline
United Arab Emirates : 1.7%
Abu Dhabi Commercial Bank
PJSC 123,223 420,707
ADNOC Drilling Co. PJSC 345,000 487,899
Emaar Properties PJSC 98,000 320,699
1,229,305
Total Common Stocks
(Cost: $43,428,805) 65,584,338
PREFERRED SECURITIES: 7.2%
Brazil : 1.5%
Itau Unibanco Holding SA 127,635 1,071,377
Underline
Number
of Shares Value
South Korea : 5.7%
Samsung Electronics Co. Ltd. 49,900 $ 4,028,104
Underline
Total Preferred Securities
(Cost: $2,964,064) 5,099,481
MONEY MARKET FUND : 0.9%
(Cost: $624,927)
Invesco Treasury Portfolio -
Institutional Class 3.64%(a) 624,927 624,927
Underline
Total Investments Before Collateral for
Securities Loaned: 100.0%
(Cost: $47,017,796) 71,308,746
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.9%
Money Market Fund: 0.9%
(Cost: $646,288)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.66%(a) 646,288 646,288
Total Investments: 100.9%
(Cost: $47,664,084) 71,955,034
Liabilities in excess of other assets: (0.9)% (625,055)
NET ASSETS: 100.0% $ 71,329,979
Definitions:
ADR American Depositary Receipt
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $6,227,447.
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a) The rate shown is the 7-day yield as of 03/31/26.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $5,682,720, or 8.0% of net assets.

*   See Schedule of Investments for geographic sectors.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 65,584,338
Brazil $ 3,712,213 $ — $ — $ 3,712,213
China 6,472,297 9,696,130 — 16,168,427
Egypt — 777,422 — 777,422
Georgia — 1,055,017 — 1,055,017
Greece — 1,356,062 — 1,356,062
Hungary — 782,763 — 782,763
India 1,020,080 8,480,450 — 9,500,530
Kazakhstan 985,131 — — 985,131
Mexico 1,666,454 — — 1,666,454
Peru 695,319 — — 695,319
Philippines — 1,394,493 — 1,394,493
Poland — 355,872 — 355,872
Russia — — 0 0
Saudi Arabia — 1,734,030 — 1,734,030
Singapore 1,319,910 — — 1,319,910
South Africa 377,221 991,690 — 1,368,911
South Korea — 6,532,786 — 6,532,786
Taiwan — 13,122,178 — 13,122,178
Tanzania — 938,914 — 938,914
Turkey — 888,601 — 888,601
United Arab Emirates — 1,229,305 — 1,229,305
Preferred Securities 5,099,481
Brazil 1,071,377 — — 1,071,377
South Korea — 4,028,104 — 4,028,104
Money Market Funds 1,271,215 — — 1,271,215
Total Investments $ 18,591,217 $ 53,363,817 $ 0 $ 71,955,034